[LOGO OF          Investing
EATON VANCE       for the
APPEARS           21st                                [PHOTO OF DESK
HERE]             Century                             W/BONDS
                                                      APPEARS HERE]








Annual Report January 31, 1998


                                       EV

                                    MARATHON

[PHOTO OF                          HIGH YIELD
A STATUE
APPEARS                            MUNICIPALS
HERE]
                                      FUND



                                  Eaton Vance
                     Global Management-Global Distribution


                                                          M a r a t h o n



[PHOTO OF DOWNTOWN
BOSTON APPEARS HERE]

EV Marathon High Yield Municipals Fund as of January 31, 1998

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER APPEARS HERE]

EV Marathon High Yield Municipals Fund had a total return of 14.7% for the year ended January 31, 1998./1/ That return was the result of a rise in net asset value per share from $10.62 on January 31, 1997 to $11.52 on January 31, 1998, and the reinvestment of $0.61 in dividends. Based on its one-year performance, the Fund was ranked fourth out of 45 funds in the High Yield Municipal Debt category, as compiled by Lipper Analytical Services, Inc. - a nationally recognized monitor of mutual fund performance. The average return for the group was 11.0% for the same period./2/

Amid volatile global markets, more investors were drawn to municipal bonds...

1997 was a very good year for municipal bonds. Against a backdrop of moderate economic growth and low inflation, investors again focused on the unique features of municipals, which are among the last remaining tax-advantaged vehicles. In addition, the municipal market attracted an increasing number of crossover investors from other markets. Many investors bought municipals in a flight to quality as the domestic equity market reached overvalued levels and emerging markets were caught up in the turmoil of the Asian currency crisis.

A sound economy has resulted in improving municipal credits...

The upbeat economic climate of recent years has provided strong support for the municipal market. Steady job growth has generated increased tax revenues for states and local issuers. As a result, many areas hard-hit in the recessions of the 1970s and 1980s have made a significant economic comeback, a fact reflected in the value of their bonds. We expect to see many more such stories emerge in the coming year.

1998 should bring more opportunities for municipal investors...

At present, there is little sign of inflation on the horizon, and, with the Asian turmoil of recent months, it's possible that the economy may slow somewhat in the next year. Meanwhile, the federal budget situation has improved dramatically in the past several years. Naturally, those conditions are subject to change over time, and we will continue to closely monitor economic progress. As for the tax-exempt market, we believe that municipals will continue to serve their traditional function of financing vital public works, while offering good opportunities for tax-conscious investors.


                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             February 9, 1998

--------------------------------------------------------------------------------

Fund Information
as of January 31, 1998

Performance/3/
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

One year                          14.7%
Life of Fund (8/7/95)             12.1


SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
One year                           9.7%
Life of Fund (8/7/95)             10.7


Five Largest Sector Weightings/4/
--------------------------------------------------------------------------------

Industrial Development Bonds      25.2%

Escrowed                          12.1%

Housing                            8.2%

Hospitals                          7.2%

Assisted Living                    6.2%


/1/ This return does not include the applicable contingent deferred sales charge
    (CDSC.) /2/ Lipper rankings are based on total return and do not take sales charges into consideration. It is not possible to invest directly in an Average or Index. /3/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect applicable CDSC based on the following schedule: 5%-1st year; 5%-2nd year; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. /4/ Five largest sector weightings account for 58.9% of the portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EV Marathon High Yield Municipals Fund as of January 31, 1998

MANAGEMENT DISCUSSION

[PHOTO OF THOMAS M. METZDA APPEARS HERE]

An interview with Thomas M. Metzold, portfolio manager of High Yield Municipals Portfolio.

Q: Tom, how would you characterize the municipal bond market in 1997?

A: The municipal market turned in a strong performance. The Lehman Brothers
   Municipal Bond Index, for example, rose 9.5% in the year ended January 31./1/ The overall bond market was helped by reports of continued low inflation, as ample labor and an increasingly global economy have held at bay most inflationary pressures.

   The municipal market did slightly underperform the Treasury market due to a rise in municipal supply. According to the Bond Market Association, long-term municipal issuance rose to more than $220 billion in 1997, up from around $190 billion the previous year. All in all, though, this was an excellent year for the tax-exempt market.

Q: The Fund again finished the year near the top of its competitive universe.
   What accounted for the excellent performance?

A: Our performance was bolstered by three factors. First, the Fund maintained a slightly longer-than-average duration than our peer group. As the good news about inflation filtered through the market, our longer average maturity helped the Fund participate more fully in the market rally.

   Second, as interest rates declined, the Fund benefited from a number of prerefundings, as higher-coupon bonds were advance-refunded by their issuers. Because these escrowed bonds are backed by Treasuries, their market value increases to reflect the fact they no longer have any credit risk.

   Finally, the compression of yields between high-quality and lower-quality bonds that has characterized the market in recent years continued in 1997. That especially benefited lower-quality bonds, the primary investment universe of the Portfolio.

Q: What were the Portfolio's largest sector concentrations?

A: The Portfolio remained well diversified. Among our largest sector weightings, the Portfolio was helped by the strong performance of industrial development bonds, as the relatively robust economy resulted in improving fundamentals for underlying projects. The Portfolio also had a large exposure to zero coupon bonds, which performed extremely well in a falling rate environment. Finally, we had a wide range of

--------------------------------------------------------------------------------

Portfolio Quality Weightings/2/
--------------------------------------------------------------------------------

[PIE CHART APPEARS HERE]

AAA             14.3%
AA               2.4%
A                2.2%
BBB             12.0%
BB               7.3%
B                1.3%
Non-Rated       60.5%

Portfolio Overview/2/
--------------------------------------------------------------------------------

Number of Issues                            119

Average Rating                              BBB-

Average Maturity                       23.7 Yrs.

Effective Maturity                     10.6 Yrs.

Average Call                            9.2 Yrs.

Average Dollar Price                     $101.47


/1/ It is not possible to invest directly in an Average or Index.

/2/ Because the Portfolio is actively managed, Quality Ratings and Portfolio
    Overview are subject to change.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

EV Marathon High Yield Municipals Fund as of January 31, 1998

MANAGEMENT DISCUSSION CONT'D


   bonds in areas such as life-care facilities, assisted living projects, and nursing homes. These non-rated bonds also fared well as quality spreads narrowed.

Q: Industrial development bonds remained the largest weighting in the Fund. What did you find attractive about the IDB sector?

A: Industrial development bonds are tied to industrial activity and therefore provide higher coupons than some other segments of the tax-exempt market. Because they are tied to commercial enterprises, these bonds require company research as well. That plays into one of our strengths at Eaton Vance.

   The Portfolio's IDB investments included projects for paper companies, environmental and recycling projects, retailers, airlines, metals and utilities. In addition to producing jobs, these projects -- which include airports, pollution control facilities, and power generating plants -- contribute to the well-being of the entire community.

Q: The prerefunding of some of its bonds continued to play a role in the Fund's success. Could you discuss that briefly?

A: With the decline in interest rates, many municipal issuers have sought to lower their interest costs by prerefunding their outstanding, high-coupon debt. Because these prerefunded bonds are backed by U.S. Treasuries, they are deemed to be of the highest quality, which is typically reflected in the market's pricing of the bond. In addition, escrowed bonds tend to perform much like Treasuries. In last year's market rally, that was additive to the Fund's performance.

Q: What did you find compelling about long-term care facilities, such as assisted living, nursing homes and life care projects?

A: We have made this area of the market an Eaton Vance specialty in recent years. The health care industry is changing rapidly and these long-term care facilities are playing an increasingly important role. They offer senior citizens a large measure of independence, together with a wide range of health care options. Accordingly, they have become popular with residents and investors alike.

   Typically, the bonds financing these facilities are non-rated and, therefore, require very rigorous analysis. As these projects have become more "seasoned" over time, investors have become more comfortable with the concepts and financial fundamentals, and the bonds have appreciated in price.

Q: You mentioned the recent "spread compression" among municipal bond yields.
   Could you expand on that thought?

A: Yes. Municipal quality spreads -- the difference in yields for bonds of varying quality -- have narrowed dramatically in the last decade. Ten years ago, the coupon for a BBB rated hospital bond would have been 300 basis points (3%) higher than a AAA-rated hospital bond. Today, that difference may be only around 25 basis points.


Your Investment at Work
--------------------------------------------------------------------------------
   Northwest Arkansas                                 [GRAPHIC APPEARS HERE]
   Regional Airport Authority

 . These bonds were issued to finance the construction of a new airport facility in Benton County, Arkansas.

 . Bentonville is the site of the world headquarters of Wal-Mart, Inc, the nation's leading discount retailer. The company's impressive growth in the past decade has necessitated the construction of a facility capable of handling jet aircraft. American Airlines, one of the nations largest domestic carriers, is among the airlines currently serving the area.

 . The bonds carry an attractive coupon of 7.625% and are an example of the Portfolio's efforts to find good value in non-rated bonds.

EV Marathon High Yield Municipals Fund as of January 31, 1998

MANAGEMENT DISCUSSION CONT'D

   The compression in yield spreads has been the result of two related trends. First, insured bonds have increasingly dominated new municipal issuance. The widespread use of insurance by issuers has effectively eliminated quality spreads for a large segment of the investment grade market and made the municipal market increasingly generic. The second trend is a natural result of the first. Investors have turned to lower-rated bonds in an effort to find a yield advantage. The increasing demand for lower-rated bonds has contributed to even narrower spreads for lower-rated bonds.

Q: What is your outlook for the municipal market in the coming year?

A: With little sign of inflation, the outlook for bonds is generally favorable, although the economy will require watching for unexpected strength. We will also continue to monitor the optimistic budget scenario for any sign of deterioration.

   Moreover, following a successful year in the markets, I believe it makes good investment sense to review one's asset allocations. The equity market has just finished a remarkable run, with 1997 marking the third consecutive year of 20%-plus returns for the Dow Jones Industrial Average. That is well above the historical norm of 10% annual returns. As a result of that stock market run-up, many investors may now be over-allocated in equities.

   It may be prudent to adjust those portfolios slightly in favor of bonds. Municipal bonds represent an excellent way to diversify. And, of course, municipals provide excellent after-tax income, one of the few remaining ways to shelter income from taxes. I believe that municipal bonds remain a valuable, tax-efficient part of a comprehensive investment strategy.

Comparison of Change in Value of a $10,000 Investment in EV Marathon High Yield Municipals Fund vs. Lehman Brothers Municipal Bond Index

From August 31, 1995, through January 31, 1998

                           [LINE GRAPH APPEARS HERE]

                       EV Marathon
                       High Yield                             Lehman Brothers
  Date*              Municipals Fund       Fund/w.CDSC**    Municipal Bond Index
  -----              ---------------       -------------    --------------------
 8/31/95                 $10,000                       -          $10,000
 9/30/95                 $10,183                       -          $10,063
10/31/95                 $10,358                       -          $10,209
11/30/95                 $10,612                       -          $10,379
12/31/95                 $10,747                       -          $10,479
 1/31/96                 $10,764                       -          $10,558
 2/28/96                 $10,687                       -          $10,487
 3/31/96                 $10,526                       -          $10,353
 4/30/96                 $10,428                       -          $10,323
 5/31/96                 $10,564                       -          $10,319
 6/30/96                 $10,675                       -          $10,432
 7/31/96                 $10,821                       -          $10,526
 8/31/96                 $10,897                       -          $10,524
 9/30/96                 $11,049                       -          $10,671
10/31/96                 $11,206                       -          $10,791
11/30/96                 $11,378                       -          $10,989
12/31/96                 $11,403                       -          $10,943
 1/31/97                 $11,403                       -          $10,963
 2/28/97                 $11,506                       -          $11,064
 3/31/97                 $11,404                       -          $10,917
 4/30/97                 $11,478                       -          $11,008
 5/31/97                 $11,598                       -          $11,174
 6/30/97                 $11,909                       -          $11,293
 7/31/97                 $12,348                       -          $11,605
 8/31/97                 $12,294                       -          $11,497
 9/30/97                 $12,408                       -          $11,633
10/31/97                 $12,564                       -          $11,708
11/30/97                 $12,649                       -          $11,777
12/31/97                 $12,904                       -          $11,949
 1/31/98                 $13,075                 $12,675          $12,072


Performance+
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One year                                                              14.7%
Life of Fund (8/7/95)                                                 12.1

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
One year                                                               9.7%
Life of Fund (8/7/95)                                                 10.7

* Source: Towers Data Systems, Bethesda, MD.

  The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index of municipal bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

**This figure reflects the Fund's maximum applicable contingent deferred sales charge (CDSC) deducted at redemption as follows: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; and 1% - 6th year.

+ Returns are calculated by determining the percentage change in net asset value
  (NAV) with all distributions reinvested. SEC returns reflect applicable CDSC according to the schedule above.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less their original cost.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the year ended January 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Marathon High Yield Municipals Fund as of January 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of January 31, 1998
Assets
--------------------------------------------------------------------------------
Investment in High Yield Municipals Portfolio (Portfolio),
   at value (Note 1A) (identified cost $173,417,601)              $ 191,471,673
Receivable for Fund shares sold                                       1,081,804
Deferred organization expenses (Note 1D)                                 24,020
--------------------------------------------------------------------------------
Total assets                                                      $ 192,577,497
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                 $     436,493
Payable for Fund shares redeemed                                        346,922
Payable to affiliate for Trustees' fees (Note 4)                            274
Accrued expenses                                                         87,569
--------------------------------------------------------------------------------
Total liabilities                                                 $     871,258
--------------------------------------------------------------------------------
Net Assets for 16,642,853 shares of
   beneficial interest outstanding                                $ 191,706,239
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 176,405,238
Accumulated net realized loss on investments from Portfolio
   (computed on the basis of identified cost)                        (2,458,410)
Accumulated distributions in excess of net investment income           (294,661)
Net unrealized appreciation of investments from Portfolio
   (computed on the basis of identified cost)                        18,054,072
--------------------------------------------------------------------------------
Total                                                             $ 191,706,239
--------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------------
($191,706,239 / 16,642,853 shares of
    beneficial interest outstanding)                               $      11.52
--------------------------------------------------------------------------------


Statement of Operations


For the Year Ended
January 31, 1998
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                           $ 10,998,118
Expenses allocated from Portfolio                                    (1,029,430)
--------------------------------------------------------------------------------
Net investment income from Portfolio                               $  9,968,688
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
   Administrator's organization (Note 4)                           $      1,940
Distribution and service fees (Note 5)                                1,391,129
Transfer and dividend disbursing agent fees                             124,877
Registration fees                                                        72,276
Printing and postage                                                     34,952
Legal and accounting services                                            20,881
Custodian fee                                                            10,772
Amortization of organization expenses (Note 1D)                           9,413
--------------------------------------------------------------------------------
Total expenses                                                     $  1,666,240
--------------------------------------------------------------------------------


Net investment income                                              $  8,302,448
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $     97,620
   Financial futures contracts                                       (1,690,225)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                       $ (1,592,605)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments                                                     $ 15,378,056
   Financial futures contracts                                         (314,021)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments                                                  $ 15,064,035
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                    $ 13,471,430
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $ 21,773,878
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon High Yield Municipals Fund as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                     Year Ended          Year Ended
in Net Assets                           January 31, 1998    January 31, 1997
--------------------------------------------------------------------------------
From operations --
   Net investment income                   $   8,302,448       $   4,984,445
   Net realized loss on
      investment transactions                 (1,592,605)           (865,805)
   Net change in unrealized
      appreciation (depreciation)
      of investments                          15,064,035           2,149,787
--------------------------------------------------------------------------------
Net increase in net assets
   from operations                         $  21,773,878       $   6,268,427
--------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
   From net investment income              $  (8,302,448)      $  (4,985,320)
   In excess of net investment income           (269,780)            (24,881)
   From net realized gain
      on investments                                  --              (5,322)
--------------------------------------------------------------------------------
Total distributions to shareholders        $  (8,572,228)      $  (5,015,523)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest (Note 3) --
   Proceeds from sale of shares            $  72,750,202       $  84,693,070
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                   2,871,887           1,648,815
   Cost of shares redeemed                   (20,141,026)         (8,090,978)
--------------------------------------------------------------------------------
Net increase in net assets from Fund
   share transactions                      $  55,481,063       $  78,250,907
--------------------------------------------------------------------------------

Net increase in net assets                 $  68,682,713       $  79,503,811
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                       $ 123,023,526       $  43,519,715
--------------------------------------------------------------------------------
At end of year                             $ 191,706,239       $ 123,023,526
--------------------------------------------------------------------------------


Accumulated
distributions in excess of
net investment income
included in net assets
--------------------------------------------------------------------------------
At end of year                             $    (294,661)      $     (24,881)
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon High Yield Municipals Fund as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                    Year Ended January 31,
                                                                     -------------------------------------------------
                                                                       1998                 1997               1996*
----------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of year                                $ 10.620            $ 10.650            $ 10.000
----------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                $  0.594            $  0.626            $  0.299
Net realized and unrealized gain (loss) on investments                  0.916              (0.026)              0.657
----------------------------------------------------------------------------------------------------------------------
Total income from operations                                         $  1.510            $  0.600            $  0.956
----------------------------------------------------------------------------------------------------------------------


Less distributions
----------------------------------------------------------------------------------------------------------------------
From net investment income                                           $ (0.594)           $ (0.626)           $ (0.299)
In excess of net investment income                                     (0.016)             (0.003)             (0.007)
From net realized gain on investments                                      --              (0.001)                 --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                  $ (0.610)           $ (0.630)           $ (0.306)
----------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                                       $ 11.520            $ 10.620            $ 10.650
----------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                       14.67%               5.90%               9.40%
----------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data++
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                              $191,706            $123,024            $ 43,520
Ratio of net expenses to average daily net assets/(2)/                   1.76%               1.36%               0.88%+
Ratio of net expenses to average daily net assets
   after custodian fee reduction/(2)/                                    1.74%               1.32%               0.88%+
Ratio of net investment income to average daily net assets               5.36%               5.91%               5.86%+
----------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses /(2)/                                                                            1.73%               1.77%+
   Expenses after custodian fee reduction /(2)/                                              1.69%               1.77%+
   Net investment income                                                                     5.54%               4.97%+
Net investment income per share                                                          $  0.587            $  0.254
----------------------------------------------------------------------------------------------------------------------

+      Annualized.
* For the period from the start of business August 7, 1995 to January 31, 1996.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements

EV Marathon High Yield Municipals Fund as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   EV Marathon High Yield Municipals Fund (the Fund) is a non-diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (63.1% at January 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   On June 23, 1997, the Board of Trustees of the Trust adopted a multiple class plan for the Fund which permits the Fund to issue more than one class of shares. Initially, the Fund will offer three classes of shares and, effective February 1, 1998 the existing shares of the Fund will be designated Class B shares. On June 23, 1997, the Board of Trustees also approved a Plan of Reorganization (the "Plan") for the Trust. Under the terms of the Plan, the Fund will acquire substantially all of the assets and liabilities of EV Traditional High Yield Municipals Fund (the Traditional Fund) and EV Classic High Yield Municipals Fund (the Classic Fund). The transaction will be structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. As a result of the reorganization, shareholders of the Traditional Fund will receive Class A shares and shareholders of the Classic Fund will receive Class C shares of the Fund. The reorganization will occur after the close of business, January 31, 1998.

   A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable (if any) and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $2,343,916, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire January 31, 2005 ($79,992) and January 31, 2006 ($2,263,924). Additionally, at January 31, 1998, net capital losses of $582,489 attributable to security transactions incurred after October 31, 1997, are treated as arising on the first day of the Fund's next taxable year. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

EV Marathon High Yield Municipals Fund as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   G Other -- Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      Year Ended
                                                      January 31,
                                                 ----------------------
                                                   1998         1997
   --------------------------------------------------------------------
    Sales                                       6,630,440    8,113,649
    Issued to shareholders electing to            261,353      158,020
     receive payments of distributions in
     Fund shares
    Redemptions                                (1,832,927)    (772,805)
   ----------------------------------------------------------------------
    Net increase                                5,058,866    7,498,864
   ----------------------------------------------------------------------

4  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of EVM and BMR.

5  Distribution Plan
   -----------------------------------------------------------------------------
   The Fund has adopted a Distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by amounts of contingent deferred sales charges (see
   Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid $1,160,366 to EVD for the year ended January 31, 1998, representing 0.75% of average daily net assets. At January 31, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $7,433,000.

   In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25%

EV Marathon High Yield Municipals Fund as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

   of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. During the year ended January 31, 1998, the Fund paid or accrued service fees to or payable to EVD under the Plan in the amount of $230,763.

6  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $514,000 of CDSC paid by shareholders for the year ended January 31, 1998.

7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the year ended January 31, 1998 aggregated $73,295,918 and $27,805,809, respectively.

8  Subsequent Event
   -----------------------------------------------------------------------------
   Effective February 1, 1998, the Fund changed its name to Eaton Vance High Yield Municipals Fund and shares of the Fund are designated Class B shares. Additional classes of shares are also offered.

EV Marathon High Yield Municipals Fund as of January 31, 1998

INDEPENDENT AUDITORS' REPORT



To the Trustees and Shareholders
of Eaton Vance Municipals Trust II:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of EV Marathon High Yield Municipals Fund (one of the series of Eaton Vance Municipals Trust II) as of January 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the two years ended January 31, 1998 and 1997 and the financial highlights for the two years ended January 31, 1998 and 1997 and for the period from the start of business, August 7, 1995 to January 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the EV Marathon High Yield Municipals Fund (one of the series of Eaton Vance Municipals Trust II) at January 31, 1998, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


                                                           DELOITTE & TOUCHE LLP
                                                           Boston, Massachusetts
                                                           March 13, 1998




                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

                                                 Principal
                                                 Amount
Security                                         (000's Omitted)  Value
--------------------------------------------------------------------------------

Assisted Living -- 6.2%
--------------------------------------------------------------------------------
Arizona Health Facilities Authority, Care
Institute-Mesa Project, 7.625%, 1/1/26           $  2,500         $   2,583,950

Chester County, PA,  IDA, Senior Life-
Choice of Paoli, (AMT), 8.05%, 1/1/24               2,000             2,222,200

Chester, PA, IDA, Senior Life-Choice of
Kimberton, (AMT), 8.50%, 9/1/25                     1,000             1,144,800

Delaware, PA, IDA, Glen Riddle Project,
(AMT), 8.625%, 9/1/25                               1,600             1,838,320

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/13             1,000               266,990

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/13             1,000               255,430

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/14             1,000               244,370

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/14             1,000               233,790

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/15             1,000               224,030

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/15             1,000               214,350

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/16             1,000               205,080

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/16             1,000               196,210

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/17             1,000               187,720

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/17             1,000               179,600

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/18             1,000               171,840

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/18             1,000               164,410

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/19             1,000               157,300

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/19             1,000               150,490

Illinois Development Finance Authority, Care
Institute, Inc., 7.80%, 6/1/25                      3,740             4,138,983

New Jersey Economic Development Authority,
The Chelsea at East Brunswick Project, (AMT),
8.25%, 10/1/20                                      3,500             3,902,465
--------------------------------------------------------------------------------
                                                                  $  18,682,328
--------------------------------------------------------------------------------

Cogeneration -- 4.8%
--------------------------------------------------------------------------------
Maryland Energy Cogeneration, AES Warrior
Run Project, (AMT), 7.40%, 9/1/19/(1)/           $  3,500         $   3,886,470

Palm Beach County, FL, Okeelanta Power L.P.,
(AMT), 6.85%, 2/15/21/(2)/                          3,500             2,695,000

Palm Beach County, FL, Osceola Power Project,
(AMT), 6.95%, 1/1/22/(2)/                           4,000             3,040,000

Pennsylvania Economic Development Financing
Authority, Northampton Generating Project
Subordinated, (AMT), 6.875%, 1/1/11                 1,000             1,048,810

Pennsylvania Economic Development Financing
Authority, Northampton Generating Project,
(AMT), 6.60%, 1/1/19                                3,500             3,682,840
--------------------------------------------------------------------------------
                                                                  $  14,353,120
--------------------------------------------------------------------------------

Colleges and Universities -- 2.4%
--------------------------------------------------------------------------------
New Hampshire Higher Educational and Health
Facilities Authority, Colby-Sawyer College,
7.50%, 6/1/26                                    $  2,000         $   2,195,740

New York State Dormitory Authority,
5.25%, 7/1/17                                       5,000             4,999,750
--------------------------------------------------------------------------------
                                                                  $   7,195,490
--------------------------------------------------------------------------------

Electric Utilities -- 2.2%
--------------------------------------------------------------------------------
Intermountain Power Agency, UT, Variable
Rate, 7/1/11/(3)/                                $  3,500         $   3,832,500

New York State Energy, Research and
Development Authority, Long Island
Lighting Co., (AMT), 7.15%, 9/1/19                  2,500             2,729,350
--------------------------------------------------------------------------------
                                                                  $   6,561,850
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 12.1%
--------------------------------------------------------------------------------
Colorado Health Facilities Authority,
Liberty Heights Project, 0.00%, 7/15/20          $  8,410         $   2,609,118

Colorado Health Facilities Authority,
Liberty Heights Project, 0.00%, 7/15/24            19,115             4,814,304

Colorado Health Facilities Authority,
Liberty Heights Project, 0.00%, 7/15/22            13,445             3,758,281

Cuyahoga County, OH, Judson Retirement
Community, 8.875%, 11/15/19                         1,500             1,670,550

Dawson Ridge, Metropolitan District #1,
Douglas County, CO, 0.00%, 10/1/22                  3,500               974,645

Dawson Ridge, Metropolitan District
Number 1, Douglas County, CO,
Escrowed to Maturity, 0.00%, 10/1/22               10,000             2,784,700

Greene County, OH, IDA, Fairview Extended
Care, 10.125%, 1/1/11                               1,175             1,399,954


                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

                                                 Principal
                                                 Amount
Security                                         (000's Omitted)      Value
--------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------------
Illinois Development Finance Authority,
Regency Park Project, 0.00%, 7/15/25             $     3,295        $   766,944

Maricopa County, AZ, IDA, Place Five and
The Greenery Projects, 6.625%, 1/1/27                  2,500          2,940,575

Maricopa County, AZ, IDA, Place Five and
The Greenery Projects, 8.625%, 1/1/11                  1,725          2,280,381

Massachusetts HEFA, Fairview Extended Care,
10.125%, 1/1/11                                        1,730          2,061,209

Montgomery County, PA, United Hospitals,
8.375%, 11/1/11                                        1,000          1,096,060

Montgomery County, PA, United Hospitals,
7.50%, 11/1/15                                         1,000          1,062,630

San Joaquin Hills, CA, Toll Road Revenue
Bonds, 0.00%, 1/1/25                                  10,000          2,581,100

San Joaquin Hills, CA, Transportation
Corridor Agency, Toll Road Bonds,
0.00%, 1/1/26                                         10,000          2,454,500

Scranton-Lackawanna, PA, Health and Welfare
Authority, Moses Taylor Hospital,
8.50%, 7/1/20                                          1,500          1,739,070

Wilkins Area, PA, IDA, (Fairview Extended
Care), 10.25%, 1/1/2                                   1,250          1,493,500
--------------------------------------------------------------------------------
                                                                    $36,487,521
--------------------------------------------------------------------------------

Hospitals -- 7.2%
--------------------------------------------------------------------------------
Hidalgo County, TX, Health Services Corp.,
Mission Hospital, Inc., 6.875%, 8/15/26          $     2,500        $ 2,767,925

Louisiana PFA, General Health Systems
Project, 6.80%, 11/1/16                                3,000          3,332,760

Massachusetts HEFA, Milford-Whitinsville
Hospital, 7.75%, 7/15/17                               3,000          3,299,160

Philadelphia, PA, (Graduate Health System),            2,205          2,185,420
6.625%, 7/1/21

Philadelphia, PA, (Graduate Health System),
7.00%, 7/1/05                                          3,170          3,194,124

Prince George's, MD, Greater Southeast
Healthcare System, 6.375%, 1/1/23                      2,650          2,781,811

San Bernadino, CA, San Bernadino Community
Hospital, 7.875%, 12/1/08                              1,000          1,050,760

San Bernadino, CA, San Bernadino Community
Hospital, 7.875%, 12/1/19                              1,325          1,392,257

Wells County, IN, Caylor-Nickel Medical
Center, 8.75%, 4/15/12                                 1,500          1,752,270
--------------------------------------------------------------------------------
                                                                   $ 21,756,487
--------------------------------------------------------------------------------

Housing -- 8.2%
--------------------------------------------------------------------------------
Colorado Housing and Finance Authority, Single
Family Housing, (AMT), 7.65%, 12/1/25            $     4,395       $  4,976,634

Cuyahoga County, OH, Rolling Hills Apartment
Project, (AMT), 8.00%, 1/1/28                          2,450          2,459,065

Florence, KY, Housing Facilities, (Blue Grass
Housing), 7.625%, 5/1/27                               2,430          2,657,740

Lucas County, OH, CountyCreek Project, (AMT),
8.00%, 7/1/26                                          3,765          3,739,549

Maricopa County,  AZ, IDA, Multifamily,
(National Health Facilities II Project),
Series B, 6.625%, 7/1/33                               1,500          1,497,855

Maricopa County, AZ, IDA, Multifamily,
(National Health Facilities II
Project), Series B, 6.375%, 1/1/19                     4,500          4,494,555

North Little Rock, AR, Residential Housing
Facilities, (Parkstone Place), 9.75%, 8/1/21           4,710          4,952,706
--------------------------------------------------------------------------------
                                                                     $24,778,104
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 25.2%
--------------------------------------------------------------------------------
ABIA Development Corp., Austin Cargoport
Development, L.L.C Project, (AMT),
9.25%, 10/1/21                                   $     2,815         $ 3,225,117

Camden County, NJ, Holt Hauling and
Warehousing System, Inc. Project,
(AMT), 9.875%, 1/1/21                                  2,000           2,436,060

Carbon County, UT,(Laidlaw Environmental
Services Inc.), 7.45%, 7/1/17                          3,900           4,302,831

Clark County, NV, (Nevada Power Co.),
(AMT), 5.90%, 10/1/30                                  7,000           7,182,629

Florence County, SC, Stone Container Company,
7.375%, 2/1/07                                         1,735           1,893,006

Hancock County, KY, Southwire Co., (AMT),
7.75%, 7/1/26                                          2,700           2,924,046

Iowa Finance Authority, Commercial Development
Revenue, (Southbridge Mall),  6.375%, 12/1/13          3,715           3,754,490

Kansas City, Industrial Development Authority,
(Airline Cargo Facilities), 8.50%, 1/1/17              4,030           4,575,944

Kimball, NE, Economic Development Authority,
Clean Harbors Inc., (AMT), 10.75%, 9/1/26              3,000           3,297,090

Michigan State Strategic Fund, (Credon Paper),
(AMT), 6.50%, 8/1/21                                   1,200           1,234,968

Michigan Strategic Fund, (S.D. Warren Co.),
(AMT), 7.375%, 1/15/22                                 3,500           3,894,975

Mobile, AL, Mobile Energy Project,
6.95%, 1/1/20                                          1,000           1,120,100

Morgantown, KY, IMCO Recycling Inc.,
7.45%, 5/1/22                                          3,400           3,615,356

New Albany, IN, IDA, K-Mart Co.,
7.40%, 6/1/06                                          1,095           1,179,611


                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

                                                 Principal
                                                 Amount
Security                                         (000's Omitted)      Value
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue (continued)
--------------------------------------------------------------------------------
New Hampshire Business Finance Authority,
Crown Paper Co., (AMT), 7.875%, 7/1/26           $     2,750         $ 3,164,645

New Hampshire, Public Service Co. of NH,
7.65%, 5/1/21                                          3,420           3,664,085

New Jersey EDA, (777 Pattison Ave., Inc.),
8.95%, 12/15/18                                          500             560,610

New Jersey EDA, (Holt Hauling and Warehousing
System, Inc.), 7.90%, 3/1/27                           4,000           4,538,560

Ohio Solid Waste Revenue, Republic Engineered
Steels Inc., (AMT), 9.00%, 6/1/21                      4,000           4,310,000

Perry County, KY, TJ International Inc.,
(AMT), 6.55%, 4/15/27                                  2,000           2,186,680

Philadelphia, PA, (Refrigerated Enterprises),
(AMT), 9.05%, 12/1/19                                    500             566,700

Riverdale Village, IL, ACME Metals, Inc.
Project, (AMT), 7.95%, 4/1/25                          3,345           3,764,028

Robbins, IL, Resource Recovery-96A, (AMT),
8.375%, 10/15/16                                       3,500           3,704,540

Robbins, IL, Resources Recovery-96A, (AMT),
8.375%, 10/15/10                                       1,500           1,587,660

Skowhegan, ME, S. D. Warren Co., (AMT),
6.65%, 10/15/15                                        3,000           3,205,500
--------------------------------------------------------------------------------
                                                                     $75,889,231
--------------------------------------------------------------------------------

Insured-Housing -- 3.4%
--------------------------------------------------------------------------------
Alaska State Housing Finance Corp., (MBIA),
(AMT), 5.75%, 6/1/24                             $     5,250         $ 5,385,608

Maricopa County, AZ, IDA, Multifamily,
(National Health Facilities II Project),
(FSA), 5.50%, 1/1/24                                   4,600           4,875,816
--------------------------------------------------------------------------------
                                                                     $10,261,424
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 1.1%
--------------------------------------------------------------------------------
Detroit, MI, Sewer Revenue, (FGIC), Variable
Rate, 7/1/23/(3)/                                $     3,000         $ 3,311,250
--------------------------------------------------------------------------------
                                                                     $ 3,311,250
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 2.4%
--------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities
Corp., 7.75%, 8/1/17                             $     4,000         $ 4,510,320

Los Angeles, CA, COP, Disney Parking Project,
0.00%, 9/1/19                                          9,190           2,708,844
--------------------------------------------------------------------------------
                                                                     $ 7,219,164
--------------------------------------------------------------------------------

Life Care -- 6.4%
--------------------------------------------------------------------------------
Delaware County, PA, White Horse Village,
7.30%, 7/1/14                                    $     3,500         $ 3,744,300

Kansas City, MO, IDA, Kingswood United                 3,840           4,452,134
Methodist Manor, 9.00%, 11/15/13

Louisiana Housing Finance Agency, (HCC
Assisted Living Group 1), (AMT),
9.00%, 3/1/25                                          3,545           3,984,793

New Hampshire Higher Educational and Health
Facilities, (Monadnock Community Hospital),
5.70%, 10/1/20                                         2,580           2,602,988

Saint Tammany, LA, Public Finance, Christwood
Project, 9.00%, 11/15/25                               3,955           4,602,038
--------------------------------------------------------------------------------
                                                                     $19,386,253
--------------------------------------------------------------------------------

Miscellaneous -- 9.4%
--------------------------------------------------------------------------------
Atlanta, GA, Downtown Development Authority,
Central Atlanta Hospitality Childcare, Inc.,
8.00%, 1/1/26                                    $     3,765         $ 4,178,058

Osceola County, IDA, Community Pooled
Loan-93, 7.75%, 7/1/17                                 2,000           2,179,080

Pittsfield Township, MI, (Arbor Hospice),
8.125%, 8/15/17                                        1,350           1,424,264

Santa Fe, NM, 1st Interstate Plaza Project,
8.00%, 7/1/13                                          3,344           3,665,149

Santa Fe, NM, Crow Hobbs Project,                      3,300           3,694,086
8.50%, 9/1/16

Tax Exempt Securities Trust, 8.50%, 12/1/36            2,382           2,628,823

Tax Exempt Securities Trust, 8.81%, 12/1/36            2,000           2,289,860

Tax Exempt Securities Trust, 7.00%, 12/1/36            1,330           1,480,277

Tax Exempt Securities Trust, 8.70%, 12/1/36            1,000           1,136,610

Tax Exempt Securities Trust, 7.00%, 12/1/36            1,100           1,224,289

Tax Exempt Securities Trust, 8.875%, 12/1/36             600             689,022

Tax Exempt Securities Trust, 6.75%, 12/1/36            2,580           2,824,378

Tax Exempt Securities Trust, 8.375%, 12/1/36             860             958,169
--------------------------------------------------------------------------------
                                                                     $28,372,065
--------------------------------------------------------------------------------

Nursing Homes -- 4.7%
--------------------------------------------------------------------------------
Clovis, NM, Industrial Development Revenue,
(Retirement Ranches, Inc.), 7.75%, 4/1/19        $     3,530         $ 3,584,927

Kansas City, MO, IDA, Beverly Enterprises,
8.00%, 12/1/02                                         2,175           2,347,913

Massachusetts IFA, (Age Institute of
Massachusetts), 8.05%, 11/1/25                         2,500           2,816,725

Mississippi Business Finance Corp., Magnolia
Healthcare, 7.99%, 7/1/25                              1,200           1,301,472


                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

                                                 Principal
                                                 Amount
Security                                         (000's Omitted)      Value
--------------------------------------------------------------------------------

Nursing Homes (continued)
--------------------------------------------------------------------------------
Westmoreland, PA, (Highland Health Systems,
Inc.), 9.25%, 6/1/22                             $     3,500        $  4,026,155
--------------------------------------------------------------------------------
                                                                    $ 14,077,192
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.4%
--------------------------------------------------------------------------------
Cottonwood Water & Sanitation District,
General Obligation, 7.75%, 12/1/20               $     3,800        $  4,069,192
--------------------------------------------------------------------------------
                                                                    $  4,069,192
--------------------------------------------------------------------------------

Transportation -- 2.1%
--------------------------------------------------------------------------------
Eagle County, CO, Airport
Terminal Project, 7.50%, 5/1/21                  $       500        $    546,820

Northwest Arkansas Regional Airport
Authority, (AMT), 7.625%, 2/1/27                       5,250           5,869,814
--------------------------------------------------------------------------------
                                                                    $  6,416,634
--------------------------------------------------------------------------------

Utilities -- 0.8%
--------------------------------------------------------------------------------
Southern California Public Power Authority,
Variable Rate, 7/1/12/(3)/                       $     2,000        $  2,315,000
--------------------------------------------------------------------------------
                                                                    $  2,315,000
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
   (identified cost $272,715,017)                                   $301,132,305
--------------------------------------------------------------------------------
AMT - Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

At January 31, 1998, the concentration of the Portfolio's investments in various states determined as a percentage of total investments is as follows:

Pennsylvania                                                            10%
Others, representing less than 10% individually                         90%


/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
/(2)/  Non-income producing security.
/(3)/  Security has been issued as an inverse floater bond.


                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities



As of January 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
   (identified cost, $272,715,017)                                $301,132,305

Cash                                                                       455

Receivable for investments sold                                        200,510

Interest receivable                                                  4,586,294

Deferred organization expenses (Note 1D)                                 7,792
--------------------------------------------------------------------------------

Total assets                                                      $305,927,356
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Demand note payable (Note 5)                                      $  2,502,000

Payable for daily variation margin on open
   financial futures contracts (Note 1E and 6)                         203,125

Payable to affiliate for Trustees' fees (Note 2)                         1,274

Accrued expenses                                                        11,792
--------------------------------------------------------------------------------

Total liabilities                                                 $  2,718,191
--------------------------------------------------------------------------------

Net Assets applicable to investors'
   interest in Portfolio                                          $303,209,165
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals                                  $275,673,002

Net unrealized appreciation of investments (computed on
   the basis of identified cost)                                    27,536,163
--------------------------------------------------------------------------------

Total                                                             $303,209,165
--------------------------------------------------------------------------------




Statement of Operations


For the Year Ended
January 31, 1998
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                                   $ 16,704,001
--------------------------------------------------------------------------------
Total income                                                      $ 16,704,001
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                   $  1,403,747

Compensation of Trustees not members of the
   Investment Adviser's organization (Note 2)                            8,849

Custodian fee (Note 1H)                                                112,693

Legal and accounting services                                           24,500

Amortization of organization expenses (Note 1D)                          1,460

Miscellaneous                                                           51,148
--------------------------------------------------------------------------------

Total expenses                                                    $  1,602,397
--------------------------------------------------------------------------------
Deduct --

   Reduction of custodian fee (1H)                                $     40,972
--------------------------------------------------------------------------------
Total expense reductions                                          $     40,972
--------------------------------------------------------------------------------


Net expenses                                                      $  1,561,425
--------------------------------------------------------------------------------


Net investment income                                             $ 15,142,576
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                                                 $    112,078
   Financial futures contracts                                      (2,545,268)
--------------------------------------------------------------------------------

Net realized loss on investment transactions                      $ (2,433,190)
--------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation)
   Investments (identified cost basis)                            $ 23,518,510
   Financial futures contracts                                        (538,381)
--------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)
   of investments                                                 $ 22,980,129
--------------------------------------------------------------------------------


Net realized and unrealized gain on investments                   $ 20,546,939
--------------------------------------------------------------------------------


Net increase in net assets from operations                        $ 35,689,515
--------------------------------------------------------------------------------



                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                      Year Ended            Year Ended
in Net Assets                            January 31, 1998      January 31, 1997
--------------------------------------------------------------------------------

From operations --
   Net investment income                     $ 15,142,576          $  8,918,825
   Net realized loss on
      investment transactions                  (2,433,190)           (1,259,590)
   Net change in unrealized
      appreciation (depreciation)
      of investments                           22,980,129             2,904,425
--------------------------------------------------------------------------------
Net increase in net assets
   from operations                           $ 35,689,515          $ 10,563,660
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $128,845,777          $118,977,124
   Withdrawals                                (42,026,586)          (20,917,792)
--------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                      $ 86,819,191          $ 98,059,332
--------------------------------------------------------------------------------

Net increase in net assets                   $122,508,706          $108,622,992
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                         $180,700,459          $ 72,077,467
--------------------------------------------------------------------------------
At end of year                               $303,209,165          $180,700,459
--------------------------------------------------------------------------------



                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                  Year Ended January 31,
                                                               -----------------------------------------------------------
                                                                       1998                 1997                1996*
--------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets++
--------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           0.68%               0.34%               0.06%+
Net expenses after custodian fee reduction                             0.66%               0.30%               0.06%+
Net investment income                                                  6.43%               6.96%               6.95%+
Portfolio Turnover                                                        8%                 41%                 32%
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                            $303,209            $180,700             $72,077
--------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio reflect a reduction of the Investment
   Adviser fee, an allocation of expenses to the Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses                                                                                   0.71%               0.71%+
Expenses after custodian fee reduction                                                     0.67%               0.71%+
Net investment income                                                                      6.59%               6.30%+
--------------------------------------------------------------------------------------------------------------------------

+  Annualized.

*  For the period from the start of business August 7, 1995 to January 31, 1996.


                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

   C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of the income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

   H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

High Yield Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

   I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   J Other -- Investment transactions are accounted for on a trade date basis.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the year ended January 31, 1998, the fee was equivalent to 0.60% of the Portfolio's average net assets for such period and amounted to $1,403,747. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 1998, no significant amounts have been deferred.


3  Investments
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $116,143,507 and $17,403,200, respectively, for the year ended January 31, 1998.


4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at January 31, 1998, as computed on a federal income tax basis, were as follows:


   Aggregate cost                                                  $272,858,131
   -----------------------------------------------------------------------------

   Gross unrealized appreciation                                     28,922,058

   Gross unrealized depreciation                                       (647,884)
   -----------------------------------------------------------------------------

   Net unrealized appreciation                                       28,274,174
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 1998, the Portfolio had a balance outstanding pursuant to the line of credit of $2,502,000.


6  Financial Instruments
   -----------------------------------------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 1998 is as follows:


    Futures
    Contracts
    Expiration                                                   Net Unrealized
    Date                  Contracts                 Position     Depreciation
    ----------------------------------------------------------------------------
    3/98                  500 U.S. Treasury Bonds   Short        $  881,125

High Yield Municipals Portfolio as of January 31, 1998

INDEPENDENT AUDITORS' REPORT



To the Trustees and Investors
of High Yield Municipals Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio as of January 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1998 and 1997 and the supplementary data for the two years ended January 31, 1998 and for the period from the start of business, August 7, 1995, to January 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the High Yield Municipals Portfolio at January 31, 1998, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.



                                                           DELOITTE & TOUCHE LLP
                                                           Boston, Massachusetts
                                                           March 13, 1998

EV Marathon High Yield Municipals Fund as of January 31, 1998

INVESTMENT MANAGEMENT



EV Marathon High Yield Municipals Fund


Officers
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant





High Yield Municipals Portfolio


Officers
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Investment Advisor of
High Yield Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Marathon High Yield Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




EV Marathon High Yield Municipal Fund
24 Federal Street
Boston, MA 02110




--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

                                                                    M-HYSRC-3/98